Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Vest 10 Year Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	Vest 10 Year Interest Rate Hedge ETF
Class Name	Vest 10 Year Interest Rate Hedge ETF
Trading Symbol	RYSE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest 10 Year Interest Rate Hedge ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest 10 Year Interest Rate Hedge ETF	$80	0.85%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This discussion is for the Vest 10 Year Interest Rate Hedge ETF (the “Fund”) for the one year period ending October 31, 2024 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 10-year interest rate (the “10-Year Rate”) rises. The Fund is expected to experience losses when the 10-Year Rate falls. The 10-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 10 years. To achieve its investment objective of hedging against increases in the 10-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.
During the current fiscal period, the Fund generally held a portfolio of swaptions on the 10-Year Rate and Treasury Bills.
For the current fiscal period, the Fund’s net asset value (“NAV”) performance was -11.35%. This fund performance can be attributed to the following factors:
1. Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately -15.81%.
2. Performance attributed to the Treasury Bills: The impact of the Treasury Bill holdings was approximately 5.31%.
3. Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.85%.
For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 20+ Year Bond Index was 15.21%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/02/2023)
Vest 10 Year Interest Rate Hedge ETF NAV	-11.35	10.65
Bloomberg U.S. Aggregate Bond Index	10.55	1.99
ICE US Treasury 20+ Year Bond Total Return Index	15.21	-5.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 02, 2024
Updated Performance Information Location [Text Block]
Visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf for more recent performance information.
Visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf for more recent performance information.

Net Assets	$ 2,332,606
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 45,009
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,332,606
Number of Holdings	3
Net Advisory Fee	$45,009
Portfolio Turnover	0%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.62%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund	66.8%
Payer Swaption 2.53335% 12/31/24	22.5%
Payer Swaption 3.95335% 12/31/24	-2.3%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]
Fund Name Change:
On January 2, 2024, the Fund’s name changed from Cboe Vest 10 Year Interest Rate Hedge ETF to Vest 10 Year Interest Rate Hedge ETF. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

Updated Prospectus Web Address	https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf
Vest 2 Year Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	Vest 2 Year Interest Rate Hedge ETF
Class Name	Vest 2 Year Interest Rate Hedge ETF
Trading Symbol	HYKE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest 2 Year Interest Rate Hedge ETF for the period of January 10, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest 2 Year Interest Rate Hedge ETF	$70	0.85%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This discussion is for the Vest 2 Year Interest Rate Hedge ETF (the “Fund”) for the period from fund inception (January 10, 2024) through October 31, 2024 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 2-year interest rate (the “2-Year Rate”) rises. The Fund is expected to experience losses when the 2-Year Rate falls. The 2-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 2 years. To achieve its investment objective of hedging against increases in the 2-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.
During the current fiscal period, the Fund generally held a portfolio of swaptions on the 2-Year Rate and Treasury Bills.
For the current fiscal period, the Fund’s net asset value (“NAV”) performance was 5.16%. This fund performance can be attributed to the following factors:
1. Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately 1.61%.
2. Performance attributed to the Treasury Bills: The impact of the Treasury Bill holdings was approximately 4.24%.
3. Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.69%.
For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 1-3 Year Bond Index was 3.57%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/10/2024)
Vest 2 Year Interest Rate Hedge ETF NAV	5.16
Bloomberg U.S. Aggregate Bond Index	2.82
ICE U.S. Treasury 1-3 Year Bond Total Return Index	3.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf for more recent performance information.
Visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf for more recent performance information.

Net Assets	$ 1,293,510
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 6,747
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,293,510
Number of Holdings	3
Net Advisory Fee	$6,747
Portfolio Turnover	0%
30-Day SEC Yield	0.73%
30-Day SEC Yield Unsubsidized	0.73%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund	31.9%
Payer Swaption 2.199% 12/31/24	30.3%
Payer Swaption 3.849% 12/31/24	-4.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf